EQUITRUST LIFE INSURANCE COMPANY
EquiTrust Life Annuity Account II
Supplement Dated
April 13, 2006 to the
Prospectus For
Individual Flexible Premium Deferred
Variable Annuity Contract (Dated May 1,
2005)

This Supplement supersedes the
Supplement regarding the JPMorgan Mid
Cap Value Subaccount dated February 23,
2006.

The JPMorgan Mid Cap Value Subaccount
("Mid Cap Value Subaccount") will not
close for investment (allocation of
premium payments and transfers)
effective May 1, 2006 as previously
reported but will continue to be
available for investment.